SHAREHOLDERS' EQUITY - Restricted net assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
SHAREHOLDERS' EQUITY
Restricted net assets	$ 3,823,552	$ 3,352,836